COMMON-CONTROL TRANSACTION - ASC 805-50 (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF CONCENTRATION OF REVENUES ON ACCRUAL BASIS
	Dec 30, 2023	Dec 31, 2022	Dec 31, 2021
Ordinary Income/Expense
Income
Revenues	1,966,202	1,966,202	1,840,866
Sales Discounts	0	0	0
Total Income	2,005,789	1,966,202	1,840,866

Cost of Goods Sold
Merchant Account Fees	0	0	0
Professional fees RTS	1,074,694	393,879	345,000
Amortization RTS	1,865,862	1,677,410	714,589
Total COGS	2,940,555	2,071,289	1,059,589

Gross Profit	(934,767)	(105,087)	781,277

Expense
Advertising & marketing	339,230	55,112	0
Computer and Internet Expenses	0	0	334,500
Bank Charges	10,443	1,048	267
Commissions & fees	65,035	15,292	0
Contract labor	516,835	129,467	0
Contractors	5,475	5,500	0
General business expenses	32,815	33,073	0
Interest paid	0	21,954	0
Legal & accounting services	126,241	55,272	0
Professional Fees	209,563	120,750	574,009
Office expenses	6,896	2,421	0
Payroll expenses	191,000	42,000	0
Rent	5,544	3,366	87,100
Travel	19,238	7,093	0
Uncategorized Expense	4,081,376	0	0
Total Expense	5,611,673	482,347	995,876

Net Ordinary Income	(6,546,440)	(587,434)	(214,598)

Other Income/Expense
Other Income	57	100,001	0
Other Expense	(231)	(276)	281
Net Other Income	288	100,277	(281)

Net Income	(6,546,152)	(487,158)	(214,879)